REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2019
REDEEMABLE NONCONTROLLING INTERESTS
REDEEMABLE NONCONTROLLING INTEREST

15. REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests (RNCI) mainly relate to the equity incentive arrangements the Company has made available to the senior employees of the Taxi and Classifieds business units, pursuant to which such persons are eligible to acquire depositary receipts, or receive options to acquire depositary receipts (DRs), which entitle them to economic interests in the respective subsidiaries of the Company.

The redeemable noncontrolling interests as of December 31, 2018 and 2019 were measured at the redemption value and consisted of the following:

	2018	2019	2019
	RUB	RUB	$
RNCI related to the DRs acquired by the senior employees	3,554	3,681	46.7
RNCI related to the options to acquire DRs	9,203	10,565	134.0
RNCI recognized in connection with the business combinations	278	—	—
Total redeemable noncontrolling interests	13,035	14,246	180.7

The changes in the redeemable noncontrolling interests are as follows:

	2018	2019	2019
	RUB	RUB	$
Balance at the beginning of period	9,821	13,035	165.3
Change in redemption value	3,058	1,337	17.0
Additional recognition	4,201	956	12.1
Net loss attributable to redeemable noncontrolling interests	(65)	(99)	(1.3)
Other	(13)	(218)	(2.8)
Purchase of redeemable noncontrolling interests	—	(747)	(9.5)
Acquisition of redeemable noncontrolling interests	209	—	—
Exchange of noncontrolling interests	(4,226)	—	—
Foreign currency translation adjustment	50	(18)	(0.1)
Balance at the end of period	13,035	14,246	180.7

The fair value of the redeemable noncontrolling interests were measured at the redemption value using a discounted cash flow (“DCF”) methodology. The most significant quantitative inputs used to measure the redemption value are the future revenue growth rates, projected adjusted earnings margins, terminal growth rate and discount rates. The inputs are based on the Company’s past experience and best estimates of future cash flows (Note 7).

In February 2018, the Company offered the senior employees of one of its business units an opportunity to exchange up to an aggregate of 425,230 of their outstanding Business Unit Equity Awards for an aggregate of 2,029,987 RSUs, this exchange was completed in February 2018. The replacement RSUs are fully vested. The exchange was accounted for as a modification of the Business Unit Equity Awards resulting in additional RUB 195 recognized immediately upon modification (Note 16). The exchange effect of redeemable noncontrolling interests was RUB 4,226 in 2018.

In October 2018, the Company recognized RUB 209 of the redeemable noncontrolling interests arisen due to acquisition of Food Party LLC (“Food Party”).  In October 2019, the Company signed an agreement for a repurchase of all outstanding shares of Food Party.

During the year ended December 31, 2019, the Company completed the purchase of redeemable noncontrolling interests in the amount of RUB 747.

No dividends were paid or payable to the redeemable noncontrolling interests in 2019 and 2018.